CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of capital assets
Capital assets consist of the following:

	Computer hardware	Office equipment	Leasehold improvements	Total
	$	$	$	$
Cost
Balance, December 31, 2019	19,203	20,342	87,445	126,990
Acquired	468	748	179	1,395
Additions	6,687	1,172	4,131	11,990
Retired	(1,739)	—	—	(1,739)
Translation	(105)	(46)	(18)	(169)
Balance, December 31, 2020	24,514	22,216	91,737	138,467
Acquired	1,038	1,982	8,092	11,112
Additions	4,648	986	2,164	7,798
Retired	(8,871)	(220)	(353)	(9,444)
Translation	(10)	(5)	67	52
Balance, December 31, 2021	21,319	24,959	101,707	147,985

Accumulated depreciation
Balance, December 31, 2019	14,420	15,743	50,873	81,036
Depreciation	3,756	1,644	6,895	12,295
Retired	(1,739)	—	—	(1,739)
Translation	(51)	(41)	(11)	(103)
Balance, December 31, 2020	16,386	17,346	57,757	91,489
Depreciation	4,209	1,956	7,047	13,212
Retired	(8,762)	(143)	(334)	(9,239)
Translation	(40)	2	(35)	(73)
Balance, December 31, 2021	11,793	19,161	64,435	95,389

Carrying amounts
At December 31, 2019	4,783	4,599	36,572	45,954
At December 31, 2020	8,128	4,870	33,980	46,978
At December 31, 2021	9,526	5,798	37,272	52,596